Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Plant and Equipment, Net [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 6 — PLANT AND EQUIPMENT, NET

Plant and equipment, net, consist of the following:

	December 31, 2024	December 31, 2023
Office equipment and furniture	$185,982	$191,670
Transportation vehicles	490,745	508,032
Mechanical equipment	1,529,390	1,571,663
Building	8,886,497	9,158,260
Subtotal	11,092,614	11,429,625
Less: accumulated depreciation	(2,188,483)	(1,584,603)
Plant and equipment, net	$8,904,131	$9,845,022

Depreciation expense were $660,271, $655,345 and $215,882 for the years ended December 31, 2024, 2023 and 2022, respectively.